Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets at the Following Annual Rates	Dec. 31, 2023
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Annual rates of estimated useful lives	4 years 8 months 1 day
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Annual rates of estimated useful lives	7 years 8 months 1 day